Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 8, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 5,750,000 shares of Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriter’s election to fully exercise its over-allotment option, the 750,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement commencing on January 26, 2021 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $10,000 per month for office space and administrative and support services. For the year ended December 31, 2021, the Company incurred and paid $110,000 in fees for these services. For the period from September 3, 2020 (inception) through December 31, 2020, the Company did not incur any fees for these services.

Promissory Note — Related Party

On September 8, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) June 30, 2021 or (i) the consummation of the Initial Public Offering. As of January 28, 2021, $130,410 was outstanding under the Promissory Note. On March 4, 2021, $155,410 was paid to the sponsor to reduce the balance of the Promissory Note to $0. As of December 31, 2021, $0 was outstanding under the Promissory Note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except to the extent described in the preceding paragraph, the terms of such Working Capital Loans have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, there were no Working Capital Loans outstanding.

Advances from Related Parties

A shareholder of the Company made an advance of $870 during the year ended December 31, 2021 for working capital purposes. The advance is due on demand, non-interest bearing, and classified within related party advances in the accompanying consolidated balance sheet as of December 31, 2021.

Blade Therapeutics, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

6.    Related Party Transactions

In 2016, the Company entered into a consulting agreement to provide human resources services with a service provider who is related to the chief executive officer of the Company. The amount charged for this service was $55,000 and $166,000 for the years ended December 31, 2020 and 2021, respectively. These amounts are reflected as general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2020, the Company had amounts payable to this related party of $5,000, which were recorded in the accompanying consolidated balance sheet. There were no amounts payable to the related party as of December 31, 2021.

In 2017, the Company entered into a consulting agreement with a firm to provide investor relations services through a consultant related to a member of the Company’s board of directors. The amounts incurred for the services were $0.1 million for the year ended December 31, 2020. These amounts are reflected as general and administrative expenses in the accompanying consolidated statement of operations and comprehensive loss. In August 2020, the Company provided 60-day termination notice to the investor relation firm and had no transactions with this related party following the termination date. There were no amounts payable to this related party as of December 31, 2020.

In 2018, the Company entered into a service agreement with a private equity firm to provide services customarily provided by a chief medical officer to the Company. This private equity firm has a portfolio of funds that invest in various companies, including the Company. For the year ended December 31, 2020, the cost incurred was $0.3 million, which was recorded as research and development expense in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2020, the Company had amounts payable of $0.1 million, which were recorded in the accompanying consolidated balance sheet. In August 2020, the Company terminated the service agreement with the private equity firm.

The 2020 Convertible Notes and the 2021 Convertible Notes (See Note 9 — Convertible Notes), including the tranche obligation, were issued in part to three related party investors (entities affiliated with members of the Company’s board of directors) for aggregate principal amounts of $13.4 million and $12.2 million, respectively. The Company recognized interest on the convertible notes issued to related parties of $0.4 million and $1.4 million in years ended December 31, 2020 and 2021, respectively.